Income Taxes - Schedule of Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax [line items]
Net earnings	$ 669,126	$ 754,885	[1]
Subsidiaries [member]
Income tax [line items]
Net earnings	$ 532,000	$ 564,000

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.